Convertible bonds and notes (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Aug. 30, 2024	Aug. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 11, 2023
Short-Term Debt [Line Items]
Debt converted			$ 17,000,000
Exercise price	$ 0.01			$ 0.01	$ 0.01
Proceeds from convertible debt					$ 1,750,000
Convertible promissory note had a fair value	$ 2,000,000	$ 1,282,200	$ 1,282,200		2,000,000
Debt of bears interest at a rate per annum		12.00%
Conversion price		$ 10.00	$ 10.00
Debt discount						807,860
Debt instrument, face amount	$ 1,750,000				1,750,000	10,000,000
Debt conversion, converted instrument, warrants or options issued	136,110			136,110
Debt converted			$ 17,000,000
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Convertible promissory note had a fair value	$ 1,750,000			$ 1,750,000	1,750,000
Debt instrument, face amount	1,750,000				1,750,000	$ 10,000,000
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt discount				662,244
Third Amendment Agreement [Member]
Short-Term Debt [Line Items]
Convertible bonds							$ 10,000,000
Convertible bonds percentage							15.00%
Note Purchase Agreement [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible promissory note had a fair value		$ 1,750,000	$ 1,750,000
Debt of bears interest at a rate per annum		12.00%
Conversion price		$ 10.00	$ 10.00
Debt instrument, maturity date, description		The Company also has the right to convert the Convertible Promissory Note at any time prior to the Maturity Date at 105% of the Conversion Rate. The Company has the right to prepay the Convertible Promissory Note in full at any time for 120% of total outstanding balance after providing at least thirty (30) Business Days advance written notice of such intent.
Note Purchase Agreement [Member] | Convertible Debt [Member] | Pipe Financing [Member]
Short-Term Debt [Line Items]
Number of shares issued for commitment fees		400,000
Principal amount		$ 1,944,444
Class of warrant or right, outstanding		136,110	136,110
Warrants value		$ 239,977	$ 239,977
Class of warrant or right, number of securities called by each warrant or right		136,110	136,110
Exercise price		$ 11.50	$ 11.50
Proceeds from convertible debt			$ 1,750,000
Number of shares issued for commitment fees		400,000
Number of shares issued for commitment fees,value		$ 2,512,000
Debt instrument, face amount	$ 1,944,444	$ 1,944,444	$ 1,944,444	$ 1,944,444	$ 1,944,444